Share Capital and Treasury Shares - Schedule of Share Capital (Parentheticals) (Details) - R / shares	Feb. 28, 2025	Feb. 29, 2024
Schedule of Share Capital [Abstract]
Ordinary shares, issued and fully paid	30,893,300	30,951,106
Ordinary shares, par value